Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 8.9	$ 12.4
Premium tax offsets	$ 8.3	$ 8.3